Shareholder Report, Average Annual Return (Details)	5 Months Ended	6 Months Ended	12 Months Ended	21 Months Ended		29 Months Ended	33 Months Ended	47 Months Ended	57 Months Ended	58 Months Ended	60 Months Ended	62 Months Ended	63 Months Ended	71 Months Ended	107 Months Ended	113 Months Ended	116 Months Ended	117 Months Ended	120 Months Ended
	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
C000231951 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco ESG S&P 500 Equal Weight ETF — NAV Return
Average Annual Return, Percent			23.79%						9.12%
C000237581 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco NASDAQ Future Gen 200 ETF — NAV Return
Average Annual Return, Percent			49.41%					17.00%
C000255241 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco QQQ Low Volatility ETF — NAV Return
Average Annual Return, Percent			3.53%	2.97%
C000248728 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco S&P SmallCap 600® GARP ETF — NAV Return
Average Annual Return, Percent			21.88%			12.47%
C000246584 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco S&P 500 High Dividend Growers ETF — NAV Return
Average Annual Return, Percent			20.26%				19.44%
C000246583 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco Nasdaq Free Cash Flow Achievers ETF — NAV Return
Average Annual Return, Percent			6.78%				19.44%
C000271485 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco QQQ Equal Weight ETF — NAV Return
Average Annual Return, Percent	21.89%
C000255422 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco MSCI North America Climate ETF — NAV Return
Average Annual Return, Percent			20.83%		16.12%
C000271627 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco MSCI Treasury Duration Rotation ETF — NAV Return
Average Annual Return, Percent		(0.21%)
C000271626 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco U.S. Hybrid Bond ETF — NAV Return
Average Annual Return, Percent		(0.17%)
C000228442 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco S&P 500 QVM Multi-factor ETF — NAV Return
Average Annual Return, Percent			20.05%								12.94%	13.68%
C000228443 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco S&P MidCap 400 QVM Multi-factor ETF — NAV Return
Average Annual Return, Percent			17.66%								8.09%	8.28%
C000228754 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco Nasdaq Biotechnology ETF — NAV Return
Average Annual Return, Percent			53.03%								6.64%		7.38%
C000228444 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco S&P SmallCap 600 QVM Multi-factor ETF — NAV Return
Average Annual Return, Percent			22.84%								7.78%	7.55%
C000229782 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco ESG NASDAQ 100 ETF — NAV Return
Average Annual Return, Percent			28.51%							15.84%
C000228755 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco PHLX Semiconductor ETF — NAV Return
Average Annual Return, Percent			104.21%								28.62%		28.87%
C000221653 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco NASDAQ Next Gen 100 ETF — NAV Return
Average Annual Return, Percent			32.07%								6.33%			10.22%
C000209114 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco S&P Ultra Dividend Revenue ETF — NAV Return
Average Annual Return, Percent			25.52%								13.18%								11.20%
C000221604 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco NASDAQ 100 ETF — NAV Return
Average Annual Return, Percent			26.39%								14.30%			17.09%
C000197638 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco Solar ETF — NAV Return
Average Annual Return, Percent			14.62%								(11.03%)								9.53%
C000192788 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco MSCI USA ETF — NAV Return
Average Annual Return, Percent			19.96%								12.27%				15.11%
C000209112 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco S&P MidCap 400 Revenue ETF — NAV Return
Average Annual Return, Percent			18.39%								11.41%								12.66%
C000209110 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco S&P 500 Revenue ETF — NAV Return
Average Annual Return, Percent			25.29%								13.75%								14.22%
C000209113 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco S&P SmallCap 600 Revenue ETF — NAV Return
Average Annual Return, Percent			28.12%								10.27%								13.27%
C000180525 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco S&P SmallCap Quality ETF — NAV Return
Average Annual Return, Percent			10.10%								6.63%					8.86%
C000174835 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco S&P SmallCap High Dividend Low Volatility ETF — NAV Return
Average Annual Return, Percent			8.61%								(3.31%)							0.05%
C000158245 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco S&P 500 Concentrated QVM ETF — NAV Return
Average Annual Return, Percent			21.95%								11.91%								12.27%
C000173134 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco Short Term Treasury ETF — NAV Return
Average Annual Return, Percent			3.71%								3.53%						2.43%
C000139641 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco Variable Rate Preferred ETF — NAV Return
Average Annual Return, Percent			4.66%								4.17%								4.82%
C000118892 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco S&P 500® High Dividend Low Volatility ETF — NAV Return
Average Annual Return, Percent			11.26%								7.78%								7.33%
C000158243 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco S&P 500® Momentum ETF — NAV Return
Average Annual Return, Percent			27.40%								19.66%								19.81%
C000149243 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco Russell 1000 Equal Weight ETF — NAV Return
Average Annual Return, Percent			20.12%								7.58%								10.73%
C000106122 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco KBW Bank ETF — NAV Return
Average Annual Return, Percent			25.57%								10.65%								12.66%
C000116012 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco Dorsey Wright SmallCap Momentum ETF — NAV Return
Average Annual Return, Percent			22.77%								5.36%								11.71%
C000106125 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco Bloomberg Financial Data Providers ETF — NAV Return
Average Annual Return, Percent			23.81%								7.90%								8.33%
C000096000 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco S&P SmallCap Low Volatility ETF — NAV Return
Average Annual Return, Percent			12.27%								3.78%								5.45%
C000096001 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco S&P MidCap Low Volatility ETF — NAV Return
Average Annual Return, Percent			8.07%								6.48%								7.85%
C000096002 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco S&P 500® Low Volatility ETF — NAV Return
Average Annual Return, Percent			3.91%								5.32%								8.20%
C000096299 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco Senior Loan ETF — NAV Return
Average Annual Return, Percent			4.65%								5.49%								4.28%
C000102793 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco Fundamental Investment Grade Corporate Bond ETF — NAV Return
Average Annual Return, Percent			2.03%								1.13%								2.32%
C000095998 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco S&P 500® High Beta ETF — NAV Return
Average Annual Return, Percent			40.42%								15.25%								17.80%
C000093359 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco KBW Property & Casualty Insurance ETF — NAV Return
Average Annual Return, Percent			11.42%								12.81%								12.42%
C000093358 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco KBW Premium Yield Equity REIT ETF — NAV Return
Average Annual Return, Percent			19.64%								2.29%								0.48%
C000082591 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco CEF Income Composite ETF — NAV Return
Average Annual Return, Percent			10.18%								4.82%								7.01%
C000086469 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco S&P SmallCap Consumer Discretionary ETF — NAV Return
Average Annual Return, Percent			4.97%								1.71%								10.23%
C000054223 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco Floating Rate Municipal Income ETF — NAV Return
Average Annual Return, Percent			2.20%								2.02%								1.33%
C000053968 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco New York AMT-Free Municipal Bond ETF — NAV Return
Average Annual Return, Percent			5.29%								(0.66%)								1.48%
C000053071 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco National AMT-Free Municipal Bond ETF — NAV Return
Average Annual Return, Percent			5.64%								(0.53%)								1.50%
C000053967 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco California AMT-Free Municipal Bond ETF — NAV Return
Average Annual Return, Percent			6.24%								(0.35%)								1.54%
C000053072 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco Taxable Municipal Bond ETF — NAV Return
Average Annual Return, Percent			2.57%								(1.13%)								1.87%
C000086470 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco S&P SmallCap Utilities & Communication Services ETF — NAV Return
Average Annual Return, Percent			14.17%								0.54%								5.83%
C000086471 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco S&P SmallCap Consumer Staples ETF — NAV Return
Average Annual Return, Percent			7.94%								3.43%								6.92%
C000086472 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco S&P SmallCap Energy ETF — NAV Return
Average Annual Return, Percent			53.49%								16.36%								(1.86%)
C000086473 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco S&P SmallCap Financials ETF — NAV Return
Average Annual Return, Percent			14.61%								5.17%								7.02%
C000086474 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco S&P SmallCap Health Care ETF — NAV Return
Average Annual Return, Percent			31.95%								(3.01%)								8.39%
C000086475 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco S&P SmallCap Industrials ETF — NAV Return
Average Annual Return, Percent			17.79%								13.70%								14.15%
C000086477 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco S&P SmallCap Materials ETF — NAV Return
Average Annual Return, Percent			29.28%								9.78%								11.01%
C000086476 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco S&P SmallCap Information Technology ETF — NAV Return
Average Annual Return, Percent			59.05%								9.45%								14.31%
C000093357 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco KBW High Dividend Yield Financial ETF — NAV Return
Average Annual Return, Percent			0.24%								1.53%								4.59%
C000053049 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco Preferred ETF — NAV Return
Average Annual Return, Percent			(1.56%)								(1.21%)								1.98%
C000053051 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco Bloomberg Enhanced Fallen Angels ETF — NAV Return
Average Annual Return, Percent			3.98%								3.46%								4.23%
C000053046 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco Equal Weight 0-30 Year Treasury ETF — NAV Return
Average Annual Return, Percent			0.29%								(3.73%)								(0.48%)
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		(1.64%)	1.89%								(0.29%)						1.72%		1.40%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal Bond Index
Average Annual Return, Percent			4.12%								0.54%								1.91%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Average Annual Return, Percent			20.38%						12.48%		12.79%	13.52%							15.37%
MSCI USA Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI USA Index
Average Annual Return, Percent			20.02%								12.32%				15.20%
NASDAQ Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			NASDAQ® Composite Index
Average Annual Return, Percent	19.34%		23.64%	18.88%				27.24%		12.82%	12.38%		13.61%	15.38%
MSCI ACWI Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI ACWI Index (Net)
Average Annual Return, Percent			22.35%		19.11%						10.88%								12.58%
S And P Composite 1500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Composite 1500® Index
Average Annual Return, Percent			20.31%			17.96%	22.21%				12.39%	13.06%				14.84%		15.18%	14.98%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000® Index
Average Annual Return, Percent			20.10%				22.29%				11.80%								14.84%
S And P 500 Equal Weight Scored And Screened Leaders Select Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Equal Weight Scored & Screened Leaders Select Index
Average Annual Return, Percent			24.07%						9.33%
Nasdaq US Free Cash Flow AchieversTM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Nasdaq US Free Cash Flow Achievers™ Index
Average Annual Return, Percent			7.18%				19.86%
MSCI Global Select 500 North America Subset Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI Global Select 500 - North America Subset Index
Average Annual Return, Percent			20.96%		16.26%
MSCI North America Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI North America Index
Average Annual Return, Percent			19.96%		15.70%
Bloomberg U S Treasury Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Treasury Index
Average Annual Return, Percent		(1.75%)	1.22%								(0.81%)								0.79%
MSCI U S Treasury Duration Rotation Select Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI U.S. Treasury Duration Rotation Select Bond Index
Average Annual Return, Percent		(0.14%)
ICE BofA National Long Term Core Plus Municipal Securities Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BofA National Long-Term Core Plus Municipal Securities Index
Average Annual Return, Percent			6.39%								(0.14%)								1.93%
Bloomberg Municipal Bond 20 Year Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal Bond 20 Year Index
Average Annual Return, Percent			6.80%								0.23%								2.14%
Blended ICE BofA US Taxable Municipal Securities Plus Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Blended - ICE BofA US Taxable Municipal Securities Plus Index
Average Annual Return, Percent			2.88%								(0.78%)								2.12%
ICE BofA U S Corporate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BofA U.S. Corporate Index
Average Annual Return, Percent			2.06%								0.11%								2.42%
ICE BofA New York Long Term Core Plus Municipal Securities Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BofA New York Long-Term Core Plus Municipal Securities Index
Average Annual Return, Percent			6.23%								(0.23%)								1.71%
S And P SmallCap 600 Capped Consumer Discretionary Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P SmallCap 600® Capped Consumer Discretionary Index
Average Annual Return, Percent			5.19%								1.82%								10.38%
S And P SmallCap 600 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P SmallCap 600® Index
Average Annual Return, Percent			24.08%								6.92%	6.60%				10.03%		9.98%	10.54%
S And P SmallCap 600 Capped Utilities And Communication Services Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P SmallCap 600® Capped Utilities & Communication Services Index
Average Annual Return, Percent			14.04%								0.72%								6.04%
S And P SmallCap 600 Capped Consumer Staples Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P SmallCap 600® Capped Consumer Staples Index
Average Annual Return, Percent			8.21%								3.66%								7.14%
S And P SmallCap 600 Capped Energy Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P SmallCap 600® Capped Energy Index
Average Annual Return, Percent			53.88%								16.68%								(1.60%)
S And P SmallCap 600 Capped Financials And Real Estate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P SmallCap 600® Capped Financials & Real Estate Index
Average Annual Return, Percent			14.88%								5.39%								7.25%
S And P SmallCap 600 Capped Industrials Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P SmallCap 600® Capped Industrials Index
Average Annual Return, Percent			18.15%								14.03%								14.46%
S And P SmallCap 600 Capped Health Care Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P SmallCap 600® Capped Health Care Index
Average Annual Return, Percent			32.32%								(2.83%)								8.62%
S And P SmallCap 600 Capped Information Technology Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P SmallCap 600® Capped Information Technology Index
Average Annual Return, Percent			59.42%								9.72%								14.60%
S And P SmallCap 600 Capped Materials Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P SmallCap 600® Capped Materials Index
Average Annual Return, Percent			29.65%								10.05%								11.25%
S And P 500 High Beta Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500® High Beta Index
Average Annual Return, Percent			40.80%								15.55%								18.10%
S And P MidCap 400 Low Volatility Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P MidCap 400® Low Volatility Index
Average Annual Return, Percent			8.36%								6.77%								8.13%
S And P SmallCap 600 Low Volatility Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P SmallCap 600® Low Volatility Index
Average Annual Return, Percent			12.55%								3.99%								5.69%
S And P 500 Low Volatility Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500® Low Volatility Index
Average Annual Return, Percent			4.17%								5.59%								8.49%
S And P 500 Low Volatility High Dividend Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500® Low Volatility High Dividend Index
Average Annual Return, Percent			11.58%								8.11%								7.66%
Morningstar LSTA US Leveraged Loan 100 Index USD [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Morningstar LSTA US Leveraged Loan 100 Index (USD)
Average Annual Return, Percent			5.32%								6.35%								5.30%
Morningstar LSTA US Leveraged Loan Index USD [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Morningstar LSTA US Leveraged Loan Index (USD)
Average Annual Return, Percent			4.79%								6.28%								5.45%
S And P U S Preferred Stock Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P U.S. Preferred Stock Index
Average Annual Return, Percent			3.30%								1.53%								3.70%
Russell 1000 Equal Weight Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000® Equal Weight Index
Average Annual Return, Percent			20.33%								7.72%								10.88%
Blended ICE Variable Rate Preferred And Hybrid Securities Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Blended - ICE Variable Rate Preferred & Hybrid Securities Index
Average Annual Return, Percent			5.20%								4.49%								5.09%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000® Index
Average Annual Return, Percent			19.77%								12.10%								15.13%
S And P 500 Momentum Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500® Momentum Index
Average Annual Return, Percent			27.61%								19.83%								20.00%
S And P SmallCap 600 Low Volatility High Dividend Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P SmallCap 600® Low Volatility High Dividend Index
Average Annual Return, Percent			8.89%								(3.02%)							0.36%
ICE U S Treasury Short Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE U.S. Treasury Short Bond Index
Average Annual Return, Percent			3.80%								3.59%						2.49%
S And P SmallCap 600 Quality Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P SmallCap 600® Quality Index
Average Annual Return, Percent			10.44%								6.94%					9.22%
MSCI World Growth Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI World Growth Index (Net)
Average Annual Return, Percent			17.05%								10.56%								15.24%
MAC Global Solar Energy Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MAC Global Solar Energy Index (Net)
Average Annual Return, Percent			15.38%								(11.44%)								9.11%
S And P 500 Revenue Weighted Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500® Revenue-Weighted Index
Average Annual Return, Percent			25.81%								14.20%								14.67%
S And P MidCap 400 Revenue Weighted Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P MidCap 400® Revenue-Weighted Index
Average Annual Return, Percent			18.76%								11.80%								13.06%
S And P SmallCap 600 Revenue Weighted Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P SmallCap 600® Revenue-Weighted Index
Average Annual Return, Percent			28.59%								10.62%								13.55%
S And P 900 Dividend Revenue Weighted Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 900® Dividend Revenue-Weighted Index
Average Annual Return, Percent			26.06%								13.63%								11.61%
Nasdaq Next Generation 100 IndexTM [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Nasdaq Next Generation 100 Index™
Average Annual Return, Percent			32.23%								6.46%			10.37%
S And P 500 Quality Value And Momentum Top 90 Multi Factor Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500® Quality, Value & Momentum Top 90% Multi-Factor Index
Average Annual Return, Percent			20.29%								13.08%	13.83%
Russell 3000 C000221653 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000® Index
Average Annual Return, Percent			20.10%								11.80%			15.17%
Russell 3000 C000221604 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000® Index
Average Annual Return, Percent			20.10%								11.80%			15.17%
S And P 900 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 900® Index
Average Annual Return, Percent			20.22%								12.53%								15.10%
S And P MidCap 400 Quality Value And Momentum Top 90 Multi Factor Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P MidCap 400® Quality, Value & Momentum Top 90% Multi-Factor Index
Average Annual Return, Percent			17.79%								8.22%	8.41%
S And P MidCap 400 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P MidCap 400® Index
Average Annual Return, Percent			17.13%								8.08%	8.29%							10.88%
S And P SmallCap 600 Quality Value And Momentum Top 90 Multi Factor Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P SmallCap 600® Quality, Value & Momentum Top 90% Multi-Factor Index
Average Annual Return, Percent			22.97%								7.92%	7.69%
S And P Composite 1500 Semiconductor Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Composite 1500® Semiconductor Index
Average Annual Return, Percent			48.95%								40.22%		40.95%
PHLX SemiconductorTM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			PHLX Semiconductor™ Index
Average Annual Return, Percent			104.75%								28.90%		29.13%
Nasdaq 100 ESGTM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Nasdaq-100 ESG™ Index
Average Annual Return, Percent			28.79%							16.06%
Nasdaq Innovators Completion CapTM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Nasdaq Innovators Completion Cap™ Index
Average Annual Return, Percent			49.01%					16.87%
S And P 500 High Dividend Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500® High Dividend Growth Index
Average Annual Return, Percent			20.74%				19.63%
Nasdaq 100 Low VolatilityTM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Nasdaq-100 Low Volatility™ Index
Average Annual Return, Percent			3.79%	3.22%
NASDAQ 100 Equal WeightedTM Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			NASDAQ-100 Equal WeightedTM Total Return Index
Average Annual Return, Percent	22.12%
S And P SmallCap 600 GARP Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P SmallCap 600® GARP Index
Average Annual Return, Percent			22.21%			12.86%
ICE USD Developed Markets Corporate Ex Banks Hybrid Bond 4 85 Constrained Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE USD Developed Markets Corporate Ex-Banks Hybrid Bond 4.85% Constrained Index
Average Annual Return, Percent		0.15%
Dow Jones U S Real Estate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Dow Jones U.S. Real Estate Index
Average Annual Return, Percent			8.30%								1.82%								5.63%
KBW Nasdaq Property And Casualty TM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			KBW Nasdaq Property & Casualty™ Index
Average Annual Return, Percent			11.84%								13.21%								12.80%
S And P 500 Property And Casualty Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500® Property & Casualty Index
Average Annual Return, Percent			11.32%								16.58%								15.42%
Bloomberg U S Corporate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Corporate Index
Average Annual Return, Percent			1.94%								(0.12%)								2.30%
RAFI Bonds U S Investment Grade 1 10 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			RAFI® Bonds U.S. Investment Grade 1-10 Index
Average Annual Return, Percent			2.23%								1.33%								2.54%
KBW Nasdaq Bank TM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			KBW Nasdaq Bank™ Index
Average Annual Return, Percent			26.10%								11.04%								13.05%
S And P 500 Financials Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500® Financials Index
Average Annual Return, Percent			8.61%								10.45%								13.40%
Bloomberg Financial Data Providers Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Financial Data Providers Index
Average Annual Return, Percent
KBW Nasdaq Regional BankingTM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			KBW Nasdaq Regional Banking™ Index
Average Annual Return, Percent			16.15%								6.81%								7.96%
Blended Invesco Bloomberg Financial Data Providers Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Blended Invesco Bloomberg Financial Data Providers Index
Average Annual Return, Percent			24.28%								8.27%								8.70%
Dorsey Wright SmallCap Tech LeadersTM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Dorsey Wright SmallCap Tech Leaders™ Index
Average Annual Return, Percent			23.47%								5.91%								12.29%
Russell 2000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 2000® Index
Average Annual Return, Percent			26.46%					16.45%			6.85%								10.55%
Blended Invesco S And P 500 Concentrated QVM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Blended Invesco S&P 500 Concentrated QVM Index
Average Annual Return, Percent			22.16%								12.05%								12.42%
S And P 500 Quality Value And Momentum Multi Factor Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500® Quality, Value & Momentum Multi-Factor Index
Average Annual Return, Percent			16.39%								14.15%
S And P 500 Enhanced Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500® Enhanced Value Index
Average Annual Return, Percent			25.50%								12.66%								12.72%
Nasdaq 100 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Nasdaq-100 Index®
Average Annual Return, Percent			26.61%								14.46%			17.25%
S And P Composite 1500 Biotechnology Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Composite 1500® Biotechnology Index
Average Annual Return, Percent			42.34%								11.96%		12.43%
Nasdaq BiotechnologyTM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Nasdaq Biotechnology™ Index
Average Annual Return, Percent			53.19%								6.74%		7.48%
Bloomberg U S Corporate High Yield Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Corporate High Yield Index
Average Annual Return, Percent			4.88%								4.13%								5.39%
ICE BofA California Long Term Core Plus Municipal Securities Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BofA California Long-Term Core Plus Municipal Securities Index
Average Annual Return, Percent			6.77%								0.00%								1.87%
Blended ICE US Municipal AMT Free VRDO Constrained Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Blended - ICE US Municipal AMT-Free VRDO Constrained Index
Average Annual Return, Percent			2.37%								2.32%								1.58%
Bloomberg Municipal 1 Year Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal 1-Year Bond Index
Average Annual Return, Percent			2.36%								1.99%								1.69%
S Network Composite Closed End Fund IndexSM [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S-Network Composite Closed-End Fund Index℠
Average Annual Return, Percent			10.62%								5.02%								7.26%
KBW Nasdaq Premium Yield Equity REITTM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			KBW Nasdaq Premium Yield Equity REIT™ Index
Average Annual Return, Percent			20.23%								2.72%								0.67%
KBW Nasdaq Financial Sector Dividend YieldTM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			KBW Nasdaq Financial Sector Dividend Yield™ Index
Average Annual Return, Percent			0.59%								1.60%								4.57%
Blended Invesco Equal Weight 0 30 Year Treasury Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Blended - Invesco Equal Weight 0-30 Year Treasury Benchmark
Average Annual Return, Percent			0.46%								(3.57%)								(0.27%)
ICE BofA Core Plus Fixed Rate Preferred Securities Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BofA Core Plus Fixed Rate Preferred Securities Index
Average Annual Return, Percent			(1.00%)								(0.93%)								2.25%
Bloomberg U S High Yield Enhanced Fallen Angels Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. High Yield Enhanced Fallen Angels Index
Average Annual Return, Percent
RAFI Bonds U S High Yield 1 10 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			RAFI® Bonds U.S. High Yield 1-10 Index
Average Annual Return, Percent			5.04%								3.98%								4.92%
Blended Invesco Bloomberg Enhanced Fallen Angels Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Blended Invesco Bloomberg Enhanced Fallen Angels Index
Average Annual Return, Percent			4.50%								3.88%								4.86%